Disclosure of detailed information about number and weighted average exercise prices of share options (Details)	3 Months Ended			12 Months Ended
	Nov. 30, 2022 shares $ / shares	Nov. 30, 2022 shares $ / shares	Nov. 30, 2021 shares $ / shares	Aug. 31, 2022 shares $ / shares	Aug. 31, 2021 shares $ / shares
Stock Options
Number of stock options, Outstanding, beginning of period | shares	1,143,182	1,143,182	692,938	692,938
Weighted average exercise price, Outstanding, beginning of period	$ 3.93		$ 11.64	$ 11.64
Weighted average grant date fair value, Outstanding, beginning of period	$ 2.43		$ 7.06	$ 7.06
Options outstanding, remaining contractual term, beginning of period	5 years 5 months 12 days	5 years 5 months 12 days	4 years 3 months 18 days	5 years 7 months 20 days	4 years 5 months 15 days
Number of stock options, Granted | shares	142,176	142,176	10,000
Weighted average exercise price, Granted	$ 0.63		$ 9.82
Weighted average grant date fair value, Granted	$ 0.48		$ 2.92
Number of stock options, Forefitures | shares	(41,100)	(41,100)
Weighted average exercise price, Forefitures	$ 6.35
Weighted average grant date fair value, Forfeitures	$ 3.59
Number of stock options, Outstanding, ending of period | shares	1,244,258	1,244,258	702,938	1,143,182	692,938
Weighted average exercise price, Outstanding, ending of period | (per share)	$ 3.47	$ 4.40	$ 11.61	$ 3.93	$ 11.64
Weighted average grant date fair value, Outstanding, ending of period	$ 2.17		$ 7.00	$ 2.43	$ 7.06
Number of stock options, Exercisable, ending of period | shares	617,934	617,934		555,934
Weighted average exercise price, Exercisable, ending of period	$ 3.99
Weighted average grant date fair value, Outstanding, ending of period	$ 2.37
Options exercisable, remaining contractual term,Exercisable	5 years 5 months 12 days	5 years 5 months 12 days